Financial instruments and risk management - Schedule of contractual cash flows (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure about contractual cash flows [line items]
Borrowings	£ (16,020)	£ (14,727)
Interest on borrowings	(141)	(122)
Lease capital repayments	(475)	(363)
Lease future interest payments	0	0
Trade and other financial liabilities	(5,145)	(4,125)
Non-derivative financial liabilities	(21,781)	(19,337)
Other derivative instruments (net)	0	0
Derivative instruments	22	312
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,522)	(1,862)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,817)	(2,623)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,625)	(2,788)
Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(9,056)	(7,454)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	0	0
Payable	0	0
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(16,380)	(14,735)
Interest on borrowings	(3,235)	(2,784)
Lease capital repayments	(475)	(363)
Lease future interest payments	(93)	(54)
Trade and other financial liabilities	(5,156)	(4,170)
Non-derivative financial liabilities	(25,339)	(22,106)
Other derivative instruments (net)	(352)	174
Derivative instruments	268	490
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,524)	(1,859)
Interest on borrowings	(427)	(390)
Lease capital repayments	(85)	(82)
Lease future interest payments	(13)	(9)
Trade and other financial liabilities	(4,765)	(3,800)
Non-derivative financial liabilities	(6,814)	(6,140)
Other derivative instruments (net)	(86)	143
Derivative instruments	(18)	159
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,842)	(2,590)
Interest on borrowings	(626)	(552)
Lease capital repayments	(107)	(92)
Lease future interest payments	(20)	(12)
Trade and other financial liabilities	(123)	(71)
Non-derivative financial liabilities	(3,718)	(3,317)
Other derivative instruments (net)	(123)	54
Derivative instruments	(89)	23
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,738)	(2,788)
Interest on borrowings	(560)	(467)
Lease capital repayments	(61)	(45)
Lease future interest payments	(16)	(8)
Trade and other financial liabilities	(142)	(108)
Non-derivative financial liabilities	(3,517)	(3,416)
Other derivative instruments (net)	(78)	0
Derivative instruments	(44)	23
Undiscounted amount | Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(9,276)	(7,498)
Interest on borrowings	(1,622)	(1,375)
Lease capital repayments	(222)	(144)
Lease future interest payments	(44)	(25)
Trade and other financial liabilities	(126)	(191)
Non-derivative financial liabilities	(11,290)	(9,233)
Other derivative instruments (net)	(65)	(23)
Derivative instruments	419	285
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	2,473	2,210
Payable	(1,853)	(1,894)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	851	57
Payable	(783)	(41)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	90	780
Payable	(56)	(811)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	90	79
Payable	(56)	(56)
Undiscounted amount | Cross currency swaps (gross) | Due after five years
Disclosure about contractual cash flows [line items]
Receivable	1,442	1,294
Payable	£ (958)	£ (986)